Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.19550%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$767,390.43

Principal:
Principal Collections	$12,964,163.24
Prepayments in Full	$5,698,658.46
Liquidation Proceeds	$56,514.04
Recoveries	$165,918.95
Sub Total	$18,885,254.69
Collections	$19,652,645.12

Purchase Amounts:
Purchase Amounts Related to Principal	$252,875.80
Purchase Amounts Related to Interest	$1,053.21
Sub Total	$253,929.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,906,574.13

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,906,574.13
Servicing Fee	$227,052.06	$227,052.06	$0.00	$0.00	$19,679,522.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,679,522.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,679,522.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,679,522.07
Interest - Class A-3 Notes	$28,468.89	$28,468.89	$0.00	$0.00	$19,651,053.18
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$19,308,272.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,308,272.18
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$19,180,005.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,180,005.51
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$19,090,528.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,090,528.84
Regular Principal Payment	$17,270,316.38	$17,270,316.38	$0.00	$0.00	$1,820,212.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,820,212.46
Residual Released to Depositor	$0.00	$1,820,212.46	$0.00	$0.00	$0.00
Total		$19,906,574.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,270,316.38
Total					$17,270,316.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$11,274,806.85	$20.60	$28,468.89	$0.05	$11,303,275.74	$20.65
Class A-4 Notes	$5,995,509.53	$46.06	$342,781.00	$2.63	$6,338,290.53	$48.69
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$17,270,316.38	$10.94	$588,993.23	$0.37	$17,859,309.61	$11.31

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$11,274,806.85	0.0206004	$0.00	0.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$124,174,490.47	0.9539409
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$220,384,806.85	0.1395857	$203,114,490.47	0.1286471

Pool Information
Weighted Average APR	3.319%	3.323%
Weighted Average Remaining Term	24.77	23.98
Number of Receivables Outstanding	24,271	23,337
Pool Balance	$272,462,474.96	$253,430,260.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$252,101,690.54	$234,691,572.27
Pool Factor	0.1576751	0.1466610

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$18,738,687.81
Targeted Overcollateralization Amount	$50,315,769.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,315,769.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$60,003.34
(Recoveries)		130	$165,918.95
Net Loss for Current Collection Period			$(105,915.61)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.4665%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2433%
Second Prior Collection Period			0.2320%
Prior Collection Period			0.1367%
Current Collection Period			-0.4834%
Four Month Average (Current and Prior Three Collection Periods)			-0.0895%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,987	$14,504,608.58
(Cumulative Recoveries)			$3,386,604.82
Cumulative Net Loss for All Collection Periods			$11,118,003.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6434%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,637.98
Average Net Loss for Receivables that have experienced a Realized Loss			$2,788.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	219	$3,408,230.18
61-90 Days Delinquent	0.24%	38	$614,253.69
91-120 Days Delinquent	0.03%	5	$81,116.93
Over 120 Days Delinquent	0.21%	33	$528,318.28
Total Delinquent Receivables	1.83%	295	$4,631,919.08

Repossession Inventory:
Repossessed in the Current Collection Period		5	$66,501.20
Total Repossessed Inventory		6	$86,844.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2580%
Prior Collection Period			0.2431%
Current Collection Period			0.3257%
Three Month Average			0.2756%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4829%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	40

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$865,717.89
2 Months Extended	70	$1,146,327.87
3+ Months Extended	11	$178,996.94

Total Receivables Extended	145	$2,191,042.70

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer